CAPITAL STOCK AND STOCKHOLDER'S EQUITY (Details Textual) - USD ($)		1 Months Ended									2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 03, 2014	Aug. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Oct. 31, 2014	Aug. 31, 2014	Jun. 30, 2014	May. 31, 2014	Feb. 28, 2014	Aug. 31, 2013	Mar. 31, 2015	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								4,163,961		776,204		686,420				776,204
Warrant percentage to Common Stock									8.00%
Placement Agent Fee Percentage on Gross Proceeds									8.00%
Stock Issued During Period, Shares, Issued for Services			125,000						91,334
Stock Issued During Period, Value, Issued for Services			$ 95,000						$ 127,000				$ 164,000		$ 735,000
Number of Warrants Exercised													337,169			325,670
Proceeds from Warrant Exercises											$ 300,000		$ 287,000	$ 0	$ 0	$ 405,000
Shares Issued During Period Upon Exercise of Warrants																537,722
Proceeds from Issuance of Common Stock	$ 3,000,000
Reimbursement to Placement Agent	50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.85							$ 0.85
Shares Issued, Price Per Share													$ 0.70
Warrant Expiration Period							5 years			6 months
Business Advisory Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services					20,000
Stock Issued During Period, Value, Issued for Services					$ 15,000
Stock Issued During Period, Value, Share-based Compensation, Forfeited		$ 25,000
Stock Issued During Period, Shares, Share-based Compensation, Forfeited		27,288
Business And Advisory Services [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.36
Investor And Media Relations Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services						189,364
Stock Issued During Period, Value, Issued for Services						$ 169,000
Phyton Biotech [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services															424,522
Stock Issued During Period, Value, Issued for Services															$ 280,000
Investor [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							10,409,905						7,182,556	10,409,905
Warrant percentage to Common Stock									4.00%
Placement Agent Fee Percentage on Gross Proceeds									4.00%
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				30,000					47,800
Stock Issued During Period, Value, Issued for Services				$ 27,000					$ 67,000
Consultant [Member] | Business Advisory Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services						$ 20,000
Consultant [Member] | Business And Advisory Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services						25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.80				$ 1.15
Placement Agent [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							326,817						287,303	326,817
Shares Issued During Period Upon Exercise of Warrants							326,817
Series A Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 1.15
Series B Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															0.85
Series C Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															0.85
Series D Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 1.15
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues													3,591,278		4,163,961	757,794
Stock Issued During Period, Shares, Issued for Services													127,712		798,020
Stock Issued During Period, Value, Issued for Services													$ 0		$ 0
Number of Warrants Exercised													337,169
Proceeds from Warrant Exercises													$ 287,000
Series E Warrant [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share			$ 0.70
Public Offering [Member]
Class of Stock [Line Items]
Placement Agent Fees and Expense	278,000
Other Expenses	$ 64,000
Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			3,591,278				966,250
Shares Issued, Price Per Share			$ 0.70												$ 0.80
Series C Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period New Issues Price Per Share								$ 0.80
Equity Financing [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues										3,333,356
Shares Issued During Period Upon Exercise of Warrants										5,000,032
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 1.75
Stock Issued During Period New Issues Price Per Share										$ 1.50
Beneficially Interest Percentage										4.99%
Discretionary Increase Percentage										9.99%
Commission Percentage On Gross Proceeds										8.00%						2.00%
Non Accountable Expense To Placement Agent										$ 100,001
Payments for Commissions										$ 400,003
Warrants To Purchase Of Common Stock										266,668
Legal And Due Diligence Cost										$ 35,000
Additional Placement Agent Fees										a cash fee of 4% of gross proceeds received from the exercise of the warrants, and (ii) additional transaction fees equal to 8% of gross proceeds and 8% warrant coverage for any future investment by one of the investors in the Company for a period of 12 months following the closing of the offering.
Partial Liquidated Damages Fee Percentage										1.50%